Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 9,785,131		$ 18,431,209		$ 49,622,714	$ 59,966,031
RMB
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 6,405,853	¥ 44,614,204	$ 13,768,368	¥ 87,782,986